JPMorgan U.S. Research Enhanced Large Cap ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	21	15,070
Boeing Co. (The) *	202	43,598
GE Aerospace	241	72,498
Howmet Aerospace, Inc.	827	162,282
RTX Corp.	1,034	173,019
Textron, Inc.	188	15,884
TransDigm Group, Inc.	61	80,399
		562,750
Air Freight & Logistics — 0.3%
FedEx Corp.	241	56,830
United Parcel Service, Inc., Class B	319	26,646
		83,476
Automobile Components — 0.1%
Aptiv plc (Jersey) *	169	14,571
Automobiles — 2.1%
Tesla, Inc. *	1,187	527,883
Banks — 3.5%
Bank of America Corp.	5,406	278,896
Citigroup, Inc.	1,229	124,743
Fifth Third Bancorp	2,312	103,000
Regions Financial Corp.	386	10,179
Truist Financial Corp.	1,502	68,671
US Bancorp	1,718	83,031
Wells Fargo & Co.	2,786	233,522
		902,042
Beverages — 1.4%
Coca-Cola Co. (The)	1,939	128,595
Keurig Dr Pepper, Inc.	2,477	63,188
PepsiCo, Inc.	1,162	163,191
		354,974
Biotechnology — 1.9%
AbbVie, Inc.	1,267	293,361
Gilead Sciences, Inc.	262	29,082
Neurocrine Biosciences, Inc. *	133	18,671
Regeneron Pharmaceuticals, Inc.	119	66,910
Vertex Pharmaceuticals, Inc. *	203	79,503
		487,527
Broadline Retail — 4.0%
Amazon.com, Inc. *	4,631	1,016,829
Building Products — 1.1%
Allegion plc	110	19,508
Carrier Global Corp.	1,300	77,610

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Masco Corp.	571	40,193
Trane Technologies plc	350	147,686
		284,997
Capital Markets — 2.5%
Ameriprise Financial, Inc.	133	65,336
Charles Schwab Corp. (The)	1,843	175,951
CME Group, Inc.	477	128,881
Goldman Sachs Group, Inc. (The)	103	82,024
Intercontinental Exchange, Inc.	227	38,245
Morgan Stanley	191	30,361
MSCI, Inc.	27	15,320
Raymond James Financial, Inc.	175	30,205
S&P Global, Inc.	48	23,362
State Street Corp.	463	53,713
		643,398
Chemicals — 1.2%
Corteva, Inc.	220	14,879
DuPont de Nemours, Inc.	167	13,009
Ecolab, Inc.	206	56,415
Linde plc	296	140,600
LyondellBasell Industries NV, Class A	207	10,151
PPG Industries, Inc.	335	35,212
Sherwin-Williams Co. (The)	109	37,743
		308,009
Commercial Services & Supplies — 0.0% ^
Copart, Inc. *	151	6,790
Communications Equipment — 0.5%
Arista Networks, Inc. *	543	79,121
Cisco Systems, Inc.	212	14,505
Motorola Solutions, Inc.	93	42,528
		136,154
Construction & Engineering — 0.1%
Quanta Services, Inc.	70	29,009
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	65	40,968
Vulcan Materials Co.	127	39,068
		80,036
Consumer Finance — 0.6%
American Express Co.	277	92,008
Capital One Financial Corp.	341	72,490
		164,498

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	115	106,447
Walmart, Inc.	2,114	217,869
		324,316
Containers & Packaging — 0.1%
Avery Dennison Corp.	58	9,406
Ball Corp.	126	6,353
		15,759
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	4,254	120,133
Verizon Communications, Inc.	439	19,294
		139,427
Electric Utilities — 1.6%
Constellation Energy Corp.	46	15,137
Entergy Corp.	630	58,710
NextEra Energy, Inc.	1,965	148,338
NRG Energy, Inc.	110	17,814
PG&E Corp.	1,871	28,215
Southern Co. (The)	1,453	137,701
		405,915
Electrical Equipment — 1.0%
AMETEK, Inc.	126	23,688
Eaton Corp. plc	281	105,164
Emerson Electric Co.	414	54,308
GE Vernova, Inc.	123	75,633
		258,793
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	208	25,740
Jabil, Inc.	57	12,379
Keysight Technologies, Inc. *	56	9,795
TE Connectivity plc (Switzerland)	18	3,952
		51,866
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	1,057	51,497
Entertainment — 1.4%
Netflix, Inc. *	172	206,214
Walt Disney Co. (The)	1,092	125,034
Warner Bros Discovery, Inc. *	925	18,065
		349,313
Financial Services — 5.1%
Apollo Global Management, Inc.	510	67,968
Berkshire Hathaway, Inc., Class B *	762	383,088
Corpay, Inc. *	221	63,661
Fidelity National Information Services, Inc.	1,165	76,820
Mastercard, Inc., Class A	569	323,653

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Toast, Inc., Class A *	490	17,890
Visa, Inc., Class A	1,046	357,083
WEX, Inc. *	88	13,863
		1,304,026
Food Products — 0.5%
Bunge Global SA	64	5,200
Mondelez International, Inc., Class A	2,016	125,940
		131,140
Ground Transportation — 0.5%
CSX Corp.	329	11,683
Uber Technologies, Inc. *	507	49,671
Union Pacific Corp.	266	62,874
		124,228
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	126	16,876
Align Technology, Inc. *	32	4,007
Baxter International, Inc.	482	10,975
Becton Dickinson & Co.	87	16,284
Boston Scientific Corp. *	989	96,556
Edwards Lifesciences Corp. *	743	57,783
GE HealthCare Technologies, Inc.	208	15,621
Hologic, Inc. *	119	8,031
Intuitive Surgical, Inc. *	59	26,387
Medtronic plc	1,323	126,003
ResMed, Inc.	17	4,653
Stryker Corp.	380	140,475
		523,651
Health Care Providers & Services — 1.7%
Cigna Group (The)	258	74,368
CVS Health Corp.	568	42,822
Elevance Health, Inc.	83	26,819
HCA Healthcare, Inc.	69	29,408
Humana, Inc.	190	49,432
McKesson Corp.	59	45,580
UnitedHealth Group, Inc.	459	158,493
		426,922
Health Care REITs — 0.6%
Ventas, Inc.	1,140	79,788
Welltower, Inc.	348	61,993
		141,781
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	16	86,388
Carnival Corp. *	1,960	56,664
Chipotle Mexican Grill, Inc., Class A *	2,197	86,100
Domino's Pizza, Inc.	14	6,044

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
DoorDash, Inc., Class A *	187	50,862
Expedia Group, Inc.	310	66,263
Hilton Worldwide Holdings, Inc.	447	115,970
McDonald's Corp.	582	176,864
Royal Caribbean Cruises Ltd.	57	18,444
Yum! Brands, Inc.	610	92,720
		756,319
Household Durables — 0.1%
Lennar Corp., Class A	303	38,190
Household Products — 0.4%
Church & Dwight Co., Inc.	244	21,382
Clorox Co. (The)	52	6,411
Procter & Gamble Co. (The)	526	80,820
		108,613
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	216	42,319
Industrial Conglomerates — 0.5%
3M Co.	903	140,128
Industrial REITs — 0.2%
Prologis, Inc.	558	63,902
Insurance — 1.8%
Aon plc, Class A	158	56,340
Arch Capital Group Ltd.	304	27,582
Arthur J Gallagher & Co.	419	129,781
Chubb Ltd.	226	63,788
Hartford Insurance Group, Inc. (The)	93	12,405
MetLife, Inc.	287	23,640
Principal Financial Group, Inc.	83	6,882
Progressive Corp. (The)	457	112,856
Travelers Cos., Inc. (The)	104	29,039
		462,313
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A	2,618	636,436
Alphabet, Inc., Class C	1,868	454,951
Meta Platforms, Inc., Class A	1,083	795,334
		1,886,721
IT Services — 0.6%
Accenture plc, Class A (Ireland)	263	64,856
Cognizant Technology Solutions Corp., Class A	956	64,119
Gartner, Inc. *	36	9,463
International Business Machines Corp.	90	25,394
		163,832

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.6%
Danaher Corp.	555	110,034
Thermo Fisher Scientific, Inc.	94	45,592
		155,626
Machinery — 1.4%
Caterpillar, Inc.	97	46,284
Cummins, Inc.	66	27,876
Deere & Co.	274	125,289
Ingersoll Rand, Inc.	506	41,806
Otis Worldwide Corp.	795	72,687
PACCAR, Inc.	288	28,316
Westinghouse Air Brake Technologies Corp.	34	6,816
		349,074
Media — 0.6%
Charter Communications, Inc., Class A *	172	47,318
Comcast Corp., Class A	2,993	94,040
Omnicom Group, Inc.	246	20,057
		161,415
Metals & Mining — 0.3%
Newmont Corp.	293	24,703
Nucor Corp.	163	22,075
Steel Dynamics, Inc.	130	18,126
		64,904
Multi-Utilities — 0.6%
Ameren Corp.	574	59,914
CMS Energy Corp.	453	33,187
Dominion Energy, Inc.	495	30,279
NiSource, Inc.	241	10,435
Sempra	303	27,264
		161,079
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	18	4,230
Chevron Corp.	584	90,690
ConocoPhillips	987	93,360
Diamondback Energy, Inc.	361	51,659
EOG Resources, Inc.	1,002	112,344
EQT Corp.	421	22,915
Exxon Mobil Corp.	2,575	290,331
		665,529
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	428	24,289
United Airlines Holdings, Inc. *	148	14,282
		38,571
Personal Care Products — 0.1%
Kenvue, Inc.	1,766	28,662

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	2,410	108,691
Eli Lilly & Co.	306	233,478
Johnson & Johnson	1,466	271,826
Merck & Co., Inc.	652	54,722
		668,717
Professional Services — 0.4%
Automatic Data Processing, Inc.	82	24,067
Leidos Holdings, Inc.	445	84,087
		108,154
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	136	21,428
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	438	26,587
Invitation Homes, Inc.	225	6,599
		33,186
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc. *	450	72,805
Analog Devices, Inc.	567	139,312
Broadcom, Inc.	2,109	695,780
Lam Research Corp.	1,253	167,777
Microchip Technology, Inc.	220	14,128
Micron Technology, Inc.	780	130,510
NVIDIA Corp.	11,396	2,126,266
NXP Semiconductors NV (Netherlands)	430	97,924
QUALCOMM, Inc.	105	17,468
Texas Instruments, Inc.	767	140,921
		3,602,891
Software — 11.6%
Adobe, Inc. *	81	28,573
AppLovin Corp., Class A *	41	29,460
Autodesk, Inc. *	93	29,543
Cadence Design Systems, Inc. *	182	63,929
Crowdstrike Holdings, Inc., Class A *	113	55,413
Fortinet, Inc. *	284	23,879
Intuit, Inc.	193	131,802
Microsoft Corp.	3,529	1,827,846
Oracle Corp.	909	255,647
Palantir Technologies, Inc., Class A *	740	134,991
Palo Alto Networks, Inc. *	198	40,317
Roper Technologies, Inc.	13	6,483
Salesforce, Inc.	567	134,379
ServiceNow, Inc. *	197	181,295
Synopsys, Inc. *	42	20,722
		2,964,279

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — 0.8%
American Tower Corp.	368	70,774
Equinix, Inc.	89	69,708
Extra Space Storage, Inc.	87	12,262
SBA Communications Corp.	238	46,017
		198,761
Specialty Retail — 1.8%
AutoZone, Inc. *	14	60,063
Burlington Stores, Inc. *	176	44,792
Home Depot, Inc. (The)	148	59,968
Lowe's Cos., Inc.	721	181,195
Ross Stores, Inc.	559	85,186
TJX Cos., Inc. (The)	146	21,103
		452,307
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	6,762	1,721,808
Hewlett Packard Enterprise Co.	622	15,276
Seagate Technology Holdings plc	560	132,194
Western Digital Corp.	326	39,140
		1,908,418
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	40	4,055
NIKE, Inc., Class B	595	41,489
Ralph Lauren Corp.	18	5,644
Tapestry, Inc.	92	10,416
		61,604
Tobacco — 0.6%
Altria Group, Inc.	645	42,609
Philip Morris International, Inc.	702	113,864
		156,473
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	46	43,914
Total Common Stocks (Cost $21,270,673)		25,358,906
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b) (Cost $195,643)	195,643	195,643
Total Investments — 99.9% (Cost $21,466,316)		25,554,549
Other Assets in Excess of Liabilities — 0.1%		35,053
NET ASSETS — 100.0%		25,589,602

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	6	12/19/2025	USD	202,140	2,761

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,554,549	$—	$—	$25,554,549
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,761	$—	$—	$2,761

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	$197,499	$127,966	$129,822	$—	$—	$195,643	195,643	$2,221	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.